CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Non Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 12,896	$ 23,457	$ (64,964)	$ (6,245)		$ (34,856)
Beginning Balance, shares at Dec. 31, 2018	25,100,000
Issuance of common stock	$ 3,483	606				4,089
Issuance of common stock, shares	6,852,364
Net income (loss)			(657)			(657)
Translation adjustment				4		4
Ending Balance at Jun. 30, 2019	$ 16,379	24,063	(65,621)	(6,241)		(31,420)
Ending Balance, shares at Jun. 30, 2019	31,952,364
Issuance of common stock	$ 1,741	868				2,609
Issuance of common stock, shares	3,480,969
Net income (loss)			(7,385)		15	(7,370)
Sale of ABC Technologies B.V. preferred shares, net		2,041			(1,614)	427
Translation adjustment				69		69
Ending Balance at Dec. 31, 2019	$ 18,120	26,972	(73,006)	(6,172)	(1,599)	$ (35,685)
Ending Balance, shares at Dec. 31, 2019	35,433,333					35,433,333
Net income (loss)			(10,529)		33	$ (10,496)
Translation adjustment				(86)		(86)
Ending Balance at Jun. 30, 2020	$ 18,120	$ 26,972	$ (83,535)	$ (6,258)	$ (1,566)	$ (46,267)
Ending Balance, shares at Jun. 30, 2020	35,433,333					35,433,333